U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

October 23, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Managed Portfolio Series (the “Trust”) Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to make material revisions to its series, Securian AM Real Asset Income Fund; is Post-Effective Amendment No. 383 under the 1933 Act and Amendment No. 384 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Trust anticipates that this filing shall become effective on December 29, 2018; pursuant to Rule 485(a)(2) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

MANAGED PORTFOLIO SERIES

/s/ Thomas A. Bausch

Thomas A. Bausch, Esq.
Secretary of Managed Portfolio Series

cc:  Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP